PPP loan - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Apr. 21, 2020
Impact Of PPP Loan Under CARES Act [Member] | Other Current And Long Term Liabilities [Member]
Debt Instrument [Line Items]
Payroll tax deferral amount	$ 1,379	$ 1,379
Impact Of PPP Loan Under CARES Act [Member] | Due On December Thirty One Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Percentage of deferred payroll taxes amount due next twelve months			50.00%
Impact Of PPP Loan Under CARES Act [Member] | Due On December Thirty One Two Thousand Twenty Two [Member]
Debt Instrument [Line Items]
Percentage of deferred payroll taxes amount due year one			50.00%
CARES Act [Member] | Payback Protection Program Loan [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 5,580
Interest rate	1.00%	1.00%
Debt instrument date of first required payment	Sep. 15, 2021	Sep. 15, 2021
Debt instrument frequency of periodic payment	monthly	monthly
Interest accrual on loan	$ 72	$ 44